CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Cash flows from Operating Activities:
Net loss	$ (332,119)	$ (6,548,095)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Interest expense		38,737
Gain on investment of marketable securities		(104,656)
Change in fair value of convertible notes payable		(147,347)
Stock based compensation	250,000	2,636,283
Changes in current assets and current liabilities:
Prepaid expenses and other current assets		(185,619)
Due from related party		(120,000)
Advance to supplier		(98,250)
Customer deposit		108,006
Accounts payable and accrued expenses	15,000	3,331,878
Deferred offering costs		(250,000)
Due to related parties	69,133	(1,588,603)
Excise tax payable		54,707
Income taxes payable		35,065
Net cash (used in) provided by operating activities	2,014	(2,837,894)
Cash flows from Investing Activities:
Proceeds from sale of marketable securities, net		114,375
Net cash provided by investing activities	0	114,375
Cash flows from Financing Activities:
Proceeds from issuance of common stock	1,000
Proceeds from business combination		23,846
Proceeds from issuance of convertible note		4,970,000
Proceeds from exercise of warrants		11,592
Net cash provide by financing activities	1,000	5,005,438
Net change in cash	3,014	2,281,919
Cash, beginning of the year		3,014
Cash, end of the year	3,014	2,284,933
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of noncash investing and financing activities:
Net liabilities assumed in business combination		8,346,983
Conversion of public and private rights in business combination		7,306
Non cash issuance of shares		470,000
Non cash issuance of shares for advisory services		$ 52,875